Stockholders' Deficit (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Stockholders' Equity Note [Abstract]
Schedule of Stockholders Equity [Table Text Block]

During the six months ended June 30, 2012, the Company issued the following common stock:

Transaction Type	Quantity	Valuation	Loss on Settlement	Range of Value per Share
Conversion of convertible debt	209,732,083	$950,739	$61,124	$0.0035–0.0095
Conversion of unsecured/secured debt	37,576,155	$469,683	$289,897	$0.0095–0.016
Forbearance of agreement terms	55,196,604	$918,432	$-	$0.0084-0.0324
Cash and warrants	32,000,000	$285,760	$-	$0.0089
Executive compensation (1)	444,548,916	$4,667,764	$-	$0.0105
Stock issued for future services	12,621,411	$200,000	$-	$0.0115-0.025
Conversion of Series C, preferred stock to common stock	19,000,000	$614,984	$614,984	$0.0324
Total	810,675,169	$8,107,362	$966,005	$0.0035–.0324

In 2011, the Company issued the following common stock:

Transaction Type	Quantity	Valuation	Range of Value per Share
Conversion of convertible debt	254,061,743	$4,268,857	$	0.003–0.10
Conversion of unsecured/secured debt	40,277,378	$857,952	$	0.05–0.06
Settlement of accounts payable and accrued expenses (1)	54,545,896	$3,646,719	$	0.03–0.12
Extension of debt maturity date	9,375,000	$161,250	$	0.017–0.02
Services – rendered	46,521,157	$1,199,844	$	0.00–1.15
Cash and warrants	82,000,000	$875,000	$	0.03
Services – prepaid stock compensation (2)	4,000,000	$214,250	$	0.05–.08
Cancelled shares (3)	(3,500,000)	$-	$	0.03
Total	487,281,174	$11,223,872	$	0.00–1.15

Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]

The Company settled $1,523,590 in accounts payable and recorded a loss on settlement of $2,123,129.

Loss on settlement of accounts payable and accrued expenses	$2,123,129
Loss on settlement of debt (Note 5)	1,739,329
Total loss on settlement	$3,862,458

Schedule Of Prepaid Stock Compensation [Table Text Block]

The following represents the allocation of prepaid stock compensation as of December 31, 2011 and 2010:

Prepaid stock compensation – December 31, 2009	$-
Prepaid stock compensation additions during the year ended December 31, 2010	2,734,548
Amortization of prepaid stock compensation	(768,637)
Prepaid stock compensation – December 31, 2010	1,965,911
Prepaid stock compensation additions during the year ended December 31, 2011	214,250
Non cash increase in accounts payable related to future services to be paid for with common stock	100,000
Amortization of prepaid stock compensation	(1,745,705)
Prepaid stock compensation – December 31, 2011	$534,456

Schedule Of Amortized Prepaid Expense [Table Text Block]	The following represents the allocation of prepaid stock compensation at December 31, 2011:
Prepaid expense that will be amortized in 2012	$534,456

Schedule Of Common Stock Transaction Type [Table Text Block]

In 2010, the Company issued the following common stock:

Transaction Type	Quantity	Valuation	Range of Value per Share
Reverse recapitalization	26,070,838	$-		-
Conversion of preferred stock	16,666,600	$16,667	$	0.001
Conversion of convertible debt	7,708,906	$1,033,500	$	0.05–0.67
Settlement of accounts payable (1)	9,014,286	$433,400	$	0.05–0.42
Settlement of notes payable (2)	4,165,571	$1,191,064	$	0.05–0.55
Settlement of notes payable - officer	7,161,548	$358,077	$	0.05
Cash and warrants – net of payment in recapitalization of ($25,107)	4,167,767	$1,503,569	$	0.27-0.50
Services – rendered	22,457,214	$4,554,615	$	0.05–1.16
Services – rendered – officers (bonus)	10,000,000	$5,300,000	$	0.53
Services – prepaid stock compensation (5)	10,545,200	$2,734,548	$	0.06–1.16
Contract settlement (3)	511,509	$100,000	$	0.20
Extension of debt maturity date (4)	130,000	$95,500	$	0.61–1.15
Secured debt offering	50,000	$30,500	$	0.61
Total	118,649,439	$17,376,547	$	0.001–1.16

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]

The Black-Scholes assumptions used when the options were issued in the year ended December 31, 2010 are as follows:

Exercise price	$0.50
Expected dividends	0%
Expected volatility	74.8%
Risk fee interest rate	1.4%
Expected life of option	5 years
Expected forfeiture	0%

The Black-Scholes assumptions used in the year ended December 31, 2010 is as follows:

Exercise price	$0.50
Expected dividends	0%
Expected volatility	74.8%
Risk fee interest rate	1.4%
Expected life of option	2.5 years
Expected forfeitures	0%

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

The following is a summary of the Company’s stock option activity:

				Weighted
				Average
				Remaining	Aggregate
		Weighted Average		Contractual	Intrinsic
	Options	Exercise Price		Life	Value
Balance – December 31, 2011	1,617,500		$0.50	3.25 years	-
Granted	-	$
Exercised	-	$
Forfeited/Cancelled	(100,000)		$0.50
Balance – June 30, 2012 – outstanding	1,567,500		$0.50	2.75 years	$-
Balance – June 30, 2012 – exercisable	1,567,500		$0.50	2.75 years	$-

Outstanding options held by related parties – 2012	1,000,000
Exercisable options held by related parties – 2012	1,000,000

The following is a summary of the Company’s stock option activity:

				Weighted
				Average
				Remaining	Aggregate
		Weighted Average		Contractual	Intrinsic
	Options	Exercise Price		Life	Value
Balance – December 31, 2009	-		-	-
Granted	2,767,500		0.50	4.25 years
Exercised	-		-	-
Forfeited/Cancelled	-		-	-
Balance – December 31, 2010	2,767,500		$0.50	4.25 years	-
Granted	-	$
Exercised	-	$
Forfeited/Cancelled	(1,150,000)		$0.50
Balance – December 31, 2011 – outstanding	1,617,500		$0.50	3.25 years	$-
Balance – December 31, 2011 – exercisable	1,617,500		$0.50	3.25 years	$-

Grant date fair value of options granted – 2010			$630,990
Weighted average grant date fair value – 2010			$0.50

Outstanding options held by related parties – 2011	2,000,000
Exercisable options held by related parties – 2010	2,000,000
Outstanding options held by related parties – 2011	1,000,000
Exercisable options held by related parties – 2011	1,000,000

Schedule Of Warrants Activity [Table Text Block]

A summary of warrant activity for the Company for the six months ended June 30, 2012 is as follows:

	Number of
	Warrants	Weighted Average Exercise Price
Outstanding – December 31, 2011	283,338,233	$.02
Granted	301,445,833	$.013
Exercised	(32,000,000)	$0.0089
Balance as June 30, 2012	552,784,066	$.016

Warrants Outstanding				Warrants Exercisable
Range of	Number	Weighted Average Remaining Contractual Life (in	Weighted Average	Numbers	Weighted Average
exercise price	Outstanding	years)	Exercise Price	Exercisable	Exercise Price	Intrinsic Value
$0.012 - $1.50	552,784,066	2.33	$0.016	150,708,232	$0.026	$2,049,125

A summary of warrant activity for the Company for the year ended December 31, 2010 and for the year ended December 31, 2011 is as follows:

	Number of
	Warrants	Weighted Average Exercise Price
Balance at December 31, 2009	-	-
Granted	750,000	$1.5
Exercised	-	$-
Forfeited	-	$-
Balance as December 31, 2010	750,000	$1.50
Granted	282,588,233	$.02
Exercised	-	$-
Forfeited	-	$-
Balance as December 31, 2011	283,338,233	$.02

Warrants Outstanding				Warrants Exercisable
Range of exercis price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Numbers Exercisable	Weighted Average Exercise Price	Intrinsic Value
$0.02 - $1.50	283,338,233	2.85	$$0.021	61,696,327	$0.042	$875,000